Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 25- ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table summarizes the changes within each classification of accumulated other comprehensive income, net of tax, for the year ended December 31, 2013 and summarizes the significant amounts reclassified out of each component of accumulated other comprehensive income:

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2013 (1)

		Unrealized Gains and Losses on Available-for-Sale Securities

Accumulated Other Comprehensive Income (Loss) at January 1, 2013		$107

Other comprehensive income (loss) before reclassifications		(9)
Amount reclassified from accumulated other comprehensive income	(2)	-
Net current-period other comprehensive income (loss)		(9)

Accumulated Other Comprehensive Income at December 31, 2013		$98

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There were no amounts reclassified out of other comprehensive income for the year ended December 31, 2013